Tortoise Energy Infrastructure Total Return Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 73.8%	Shares	Value
Canada Crude Oil Pipelines - 7.8%
Enbridge Inc.	2,467,238	$ 124,768,226
Pembina Pipeline Corporation	3,554,062	173,247,540
South Bow Corporation	580,115	21,910,944
		319,926,710

Canada Natural Gas Pipelines - 7.5%
Keyera Corp.	2,765,123	119,926,075
Rockpoint Gas Storage, Inc. - Class A	1,735,352	32,254,170
TC Energy Corporation	2,457,306	153,655,344
		305,835,589

United States Crude Oil Pipelines - 4.9%
Plains GP Holdings, L.P.	7,093,993	200,192,482

United States Natural Gas Gathering and Processing - 7.7%
Antero Midstream Corporation	8,253,829	185,050,846
Hess Midstream LP - Class A	1,018,709	40,962,289
Kinetik Holdings Inc.	893,192	48,973,717
Kodiak Gas Services, Inc.	625,975	36,788,551
		311,775,403

United States Natural Gas Pipelines - 45.9%
Cheniere Energy, Inc.	1,443,945	421,184,317
DT Midstream, Inc.	1,728,052	226,409,373
Excelerate Energy, Inc. - Class A	635,999	25,198,280
Kinder Morgan, Inc.	2,309,352	74,453,509
ONEOK, Inc.	2,088,615	200,527,926
Targa Resources Corp.	1,504,453	441,782,623
The Williams Companies, Inc.	4,498,771	337,632,764
Venture Global, Inc. - Class A	10,171,134	148,905,402
		1,876,094,194
TOTAL COMMON STOCKS (Cost $1,767,064,241)		3,013,824,378

MASTER LIMITED PARTNERSHIPS - 24.8%	Units	Value
United States Crude Oil Pipelines - 2.3%
Plains All American Pipeline, L.P.	3,662,178	93,934,866

United States Natural Gas Gathering and Processing - 3.1%
Western Midstream Partners LP	2,601,054	125,110,697

United States Natural Gas Pipelines - 14.6%
Energy Transfer LP	14,314,031	307,894,807
Enterprise Products Partners L.P.	7,415,150	287,856,123
		595,750,930

United States Refined Products Pipelines - 4.8%
MPLX LP	3,353,271	198,413,045
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $621,128,529)		1,013,209,538

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (a)	25,401,690		25,401,690
TOTAL MONEY MARKET FUNDS (Cost $25,401,690)			25,401,690

TOTAL INVESTMENTS - 99.2% (Cost $2,413,594,460)			4,052,435,606
Other Assets in Excess of Liabilities - 0.8%		0.00785	32,078,502
TOTAL NET ASSETS - 100.0%			$ 4,084,514,108

Percentages are stated as a percent of net assets.

LP – Limited Partnership

(a)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Tortoise Energy Infrastructure Total Return Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 3,013,824,378	$ –	$ –	$ 3,013,824,378
Master Limited Partnerships	1,013,209,538	–	–	1,013,209,538
Money Market Funds	25,401,690	–	–	25,401,690
Total Investments	$ 4,052,435,606	$ –	$ –	$ 4,052,435,606

Refer to the Schedule of Investments for further disaggregation of investment categories.